Geographic Information (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Segments, Geographical Areas [Abstract]
Summary of revenue by geographical location
The following table presents revenue by geographic location:

	Three months ended July 31,		Six months ended July 31,
	2021	2020	2021	2020
United States	$5,523	$7,339	$10,985	$13,950
International	553	605	1,468	863

Total	6,076	7,944	12,453	14,813

The following table presents revenue by geographic location:

	2021	2020
	(in thousands)
United States	$27,147	$23,123
International	2,080	39

Total	$29,227	$23,162